Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Diluted Weighted-average Shares of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	69,694,763	119,621,865
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding		82,643,496
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	26,533,868	17,167,165
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	474,700
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	42,686,195	19,811,204